Net Loss Per Share	12 Months Ended
Mar. 31, 2025
Net Loss Per Share [Abstract]
Net Loss per share
25.	Net Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2023, 2024 and 2025, respectively, as follows:

	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2025
	RMB	RMB	RMB

Numerator:
Net loss attributable to Boqii Holding Limited	(102,799)	(63,664)	(54,125)
Accretion on the Redeemable non-controlling interests to redemption value (Note 19)	(675)	(766)	(841)
Net loss attributable to ordinary shareholders	(103,474)	(64,430)	(54,966)
Denominator:
Basic and diluted (Note (a))	68,858,823	100,637,760	192,878,814
Net loss per share attributable to ordinary shareholders:
Basic and diluted	(1.50)	(0.64)	(0.28)

Note (a):	Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.

For the years ended March 31, 2024 and 2025, assumed share options have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.

The following ordinary shares equivalent were excluded from the computation of diluted loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2025

Share options - weighted average*	4,348,142	998,281	980,531

*	For the year end March 31,2025, the price of the “Penny Stock” is higher than the average price of our ordinary share, thus the Share options is nil.